Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

(6) Fair Value Measurements

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, capital leases and accrued liabilities approximate fair value because of the short maturity of these items. The fair value of the Company’s revolving line of credit and term loan approximates carrying value based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements. The fair value of the Company’s notes payable approximates carrying value due to the short term nature of the arrangement.

Certain assets, including long-lived assets, goodwill and intangible assets are also subject to measurement at fair value on a non-recurring basis if they are deemed to be impaired as a result of an impairment review. For the years ended December 31, 2016 and 2015, no impairments were identified of those assets requiring measurement at fair value on a non-recurring basis.

The following table summarizes the Company's financial assets and liabilities measured at fair value on a recurring basis at December 31, 2016 by level within the fair value hierarchy. There were no financial assets and liabilities that were required to be measured at fair value basis on a non-recurring basis at December 31, 2015. Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement:

	At December 31, 2016
	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable
	Markets	Inputs	Inputs	Total Fair
	(Level 1)	(Level 2)	(Level 3)	Value
	(in thousands)
Assets:
Money market funds (included in cash and cash equivalents)	$57,032	—	—	$57,032
Total financial assets	$57,032	$—	$—	$57,032
Liabilities:
Contingent consideration	—	—	$388	$388
Total financial liabilities	$—	$—	$388	$388

The following table summarizes the changes in Level 3 financial instruments (in thousands).

Amount
Fair value at December 31, 2015	$—
Contingent consideration from acquisition	388
Fair value at December 31, 2016	$388

There were no level 3 financials instruments for the year ended December 31, 2015.